MINERAL PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2019
Assets Arising From Exploration For And Evaluation Of Mineral Resources Abstract
Mineral properties
	Balance December 31, 2018	Concessions, taxes, and royalties	Salaries and share-based payments	Drilling, exploration, and technical consulting	Assaying, field supplies, and environmental	Travel and other expenditures	Option payments received and expenditures recovered	Currency translation adjustments	Disposal or write-down of mineral properties	Balance December 31, 2019
Springpole	$73,378	$347	$950	$1,058	$488	$554	$-	$-	$-	$76,775
Goldlund	96,604	3	726	1,085	240	236	-	-	-	98,894
Hope Brook	19,581	20	213	105	41	111	-	-	-	20,071
Cameron	27,032	56	87	126	16	57	-	-	-	27,374
Pickle Crow	16,754	31	88	46	2,376	18	(50)	-	-	19,263
Duquesne	5,091	2	3	35	1	1	-	-	-	5,133
Pitt	2,082	-	-	2	-	-	-	-	-	2,084
Others(1)	2,559	3	17	27	8	1	-	-	-	2,615
Canada Total	$243,081	$462	$2,084	$2,484	$3,170	$978	$(50)	$-	$-	$252,209
Miranda	-	-	-	-	-	-	-	-	-	-
Socorro	-	-	-	-	-	-	-	-	-	-
San Ricardo	-	-	-	-	-	-	-	-	-	-
Las Margaritas	244	43	22	34	-	-	(179)	(10)	-	154
Others(2)	-	-	-	-	-	-	-	-	-	-
Mexico Total	$244	$43	$22	$34	$-	$-	$(179)	$(10)	$-	$154
USA	804	46	-	-	-	-	(25)	(32)	(341)	452
Total	$244,129	$551	$2,106	$2,518	$3,170	$978	$(254)	$(42)	$(341)	$252,815

	Balance December 31, 2017	Concessions, taxes, and royalties	Salaries and share-based payments	Drilling, exploration, and technical consulting	Assaying, field supplies, and environmental	Travel and other expenditures	Option payments received and expenditures recovered	Currency translation adjustments	Disposal or write-down of mineral properties	Balance December 31, 2018
Springpole	$70,398	$237	$1,048	$657	$479	$559	$-	$-	$-	$73,378
Goldlund	93,807	2	928	1,045	596	226	-	-	-	96,604
Hope Brook	18,665	123	459	136	116	82	-	-	-	19,581
Cameron	26,676	39	193	57	39	28	-	-	-	27,032
Pickle Crow	16,496	50	92	58	36	22	-	-	-	16,754
Duquesne	5,053	6	4	27	-	1	-	-	-	5,091
Pitt	2,080	-	-	1	-	1	-	-	-	2,082
Others(1)	2,515	2	10	21	9	2	-	-	-	2,559
Canada Total	$235,690	$459	$2,734	$2,002	$1,275	$921	$-	$-	$-	$243,081
Miranda	810	48	18	9	1	-	-	76	(962)	-
Socorro	782	107	3	4	-	-	-	77	(973)	-
San Ricardo	969	140	1	6	-	4	-	96	(1,216)	-
Las Margaritas	183	41	4	25	4	1	(33)	19	-	244
Others(2)	739	195	7	7	-	1	-	81	(1,030)	-
Mexico Total	$3,483	$531	$33	$51	$5	$6	$(33)	$349	$(4,181)	$244
USA	698	43	-	-	-	-	-	63	-	804
Total	$239,871	$1,033	$2,767	$2,053	$1,280	$927	$(33)	$412	$(4,181)	$244,129

(1)	Other mineral properties in Canada as at December 31, 2019 and December 31, 2018 include the mining claims and concessions located in the Township of Duparquet, Quebéc, which are near the Company’s Duquesne gold project and the Duparquet gold project (in which the Company holds a 10% indirect interest).

(2)	Other mineral properties in Mexico as at December 31, 2019 and December 31, 2018 include Puertecitos, Los Tamales, Geranio, El Apache, El Roble, Batacosa and Lachatao. A write-down of these properties to $nil was recorded during the year ended December 31, 2018.